Shareholders' Deficit	12 Months Ended
Dec. 31, 2018
Shareholders' Deficit [Abstract]
SHAREHOLDERS' DEFICIT

NOTE 11 – SHAREHOLDERS’ DEFICIT

Convertible Preferred Shares:

According to the Company’s prior Articles of Association, which were revised on August 9, 2015, each preferred share entitled its holder to the following rights, until such preferred share is converted into an ordinary share: (a) the right to receive notices and participate in general meetings, vote there at, receive dividends whenever they are paid on the ordinary shares and to receive liquidation dividends from the assets of the Company upon liquidation; (b) anti-dilution right that is not transferrable; and (c) the right to appoint one (1) director, provided that the holder holds 5% or more of the issued share capital of the Company. During the reported periods all the issued and outstanding preferred shares were held by Mr. Zigdon, the CEO of the Company.

On March 16, 2017, and following the effective date of the registration of the securities of the Company for quotation on OTCQB, the Company’s shareholders at a General Meeting adopted Amended and Restated Articles of Association of the Company and approved the conversion of all preferred shares into the same number of ordinary shares (total of 3,333,471 shares). Accordingly, as of December 31, 2017, there are no preferred shares issued and outstanding and the Company is no longer required to issue any additional preferred shares to Mr. Zigdon. Following the registration of securities and the conversion of the preferred shares, the Company issued to Mr. Zigdon 18,379 ordinary shares related to ordinary shares issued during 2017 prior to the March 2017 conversion date.

A.	Upon inception, the Company issued 3,000,000 Ordinary Shares of NIS 0.01 par value, which were held by the Company’s previous CEO. Such Ordinary Shares were converted to Convertible Preferred Shares.

On January 29, 2012 the Company issued to an investor 27,000,000 Ordinary Shares of NIS 0.01 par value, upon the conversion of a $160,987 (NIS 600,000) loan.

As of that date, it was agreed between the investors who gained control over the Company and the then existing shareholder of the Company (“the former controlling shareholder”) that the respective shares of the former controlling shareholder would be converted into preferred shares. For the preferred share rights and privileges refer to the beginning of Note 10 above.

B.	Effective as of March 31, 2014, an investor was to be issued 123,900 ordinary shares in exchange for $57,356 (200,000 NIS) received by the Company in February, 2014. Although these shares had not yet formally been issued by December 31, 2014, they have been included in the shareholders’ deficit (as receipt on account of shares) and loss per ordinary share relating to 2014. These shares were issued during 2015.

C.	On October 7, 2014, the Company signed a share purchase agreement with certain investors for $350,593 in exchange for 9,000,000 ordinary shares of NIS 0.01 par value.

As the investment was to be executed in installments, the 9,000,000 shares were issued to a trustee that would hold the shares in trust until fully paid by the investors. The trustee released the shares to the investors following the completion of each significant transfer. As of December 31, 2014, the investor was entitled to 5,746,200 ordinary shares corresponding to an investment of $223,840. During 2015 all these shares were released to the investors and the remaining purchase amount was paid to the Company.

D.	In March 2015, the general meeting of the shareholders resolved to increase the registered share capital and performed a share split so after the increase and share split, the registered share capital of the Company was increased from NIS 100,000 to NIS 10,000,000, divided into 990,000,000 ordinary shares par value NIS 0.01 each, and 10,000,000 preferred shares par value NIS 0.01 each of the Company. On this date the amended and restated articles of association were adopted. In March 2015, the board of directors approved the grant of 29 bonus shares for each 1 share of the Company held by the shareholders. Unless otherwise noted, all shares and per share amounts for all periods presented have been retroactively restated to reflect the split and the issuance of bonus shares.

E.	In March 2015, the Company approved a private placement memorandum for a funding round of up to $ 2,000,000 and issuance of units for a price of $ 0.20 for each unit consisting of: (A) 1 ordinary share par value NIS 0.01 and (B) 1 three-year warrant to purchase 1 ordinary share par value NIS 0.01 of the Company at a price of $ 0.50.

During 2016 and 2015 the Company has raised the gross sum of $903,681 and $621,200, respectively, and issued 4,518,406 and 3,106,000, respectively, ordinary shares par value NIS 0.01 each and warrants to purchase an equal number of ordinary shares par value NIS 0.01 each. The proceeds of such units, net of related expenses (which amounted to $155,321), and net amounts allocated to the warrants recorded as a liability (see Notes 2N. and 8), were reflected in the shareholders’ deficit, allocated between ordinary share capital and additional paid in capital, as applicable. The proportional amount of related expenses associated with the warrants’ portion of the units, has been recorded under finance expenses.

During April 2017, the Company offered to the holders of the warrants to lower the exercise price of the warrants from $0.5 per share to $0.4 per share for a limited period of time of 8 weeks.

As a result of such offer, during May 2017, certain holders exercised 1,665,000 warrants to the same number of Ordinary Shares for a cash consideration of $666,000 (net amount of $599,400)

The fair value of the inducement was measured in an amount of $166,500. Such amount was recognized as an additional financing expense in the Company’s Statement of Comprehensive Loss.

As of the date of exercise, the fair value of the warrants exercised which amounted to $297,200 (after consideration of the effect of the inducement), was reclassified to equity rather than derivative warrant liabilities.

F.	In October 2017, the Company signed a share purchase agreement with certain investors for $625,000 in exchange for 1,061,125 ordinary shares of NIS 0.01 par value. As of December 31, 2017, all of these ordinary shares were sold and the Company received net proceeds of $562,553.

G.	In June 2015, the Company approved the issuance of 1,000,000 fully vested ordinary shares to Maxim Partners LLC (“Maxim”) pursuant to an agreement entered with Maxim in April 2015 engaging Maxim to provide financial advisory and investment banking services to the Company. The fair value (based on recent share issuances - see Note 11F. above) of the issued shares of $200,000 was recorded as a stock-based expense, with a corresponding amount reflected in shareholders’ deficit, allocated between ordinary share capital and additional paid in capital, as applicable. Maxim is entitled to certain registration rights. Under the agreement, in addition to the issuance of shares as mentioned above, the Company undertook to pay Maxim for such services, a fee of $10,000 per month, for the term of the agreement, accruing and payable only upon consummation of a financing transaction between the Company and a third party introduced by Maxim, in addition to a fee for a transaction consummated with such third party as detailed in the agreement and reimbursement of expenses in connection with such services provided. As of December 31, 2017, the Company has recorded a provision in the amount of $30,000. In addition, Maxim shall have a right of first offer for acting as lead book runner in the event that the Company shall seek to raise additional capital by way of an offering – private or public. The agreement is terminable by either party by a 30 days prior written notice.

In December 2018, the Company entered into a new engagement agreement with Maxim which superseded the April 2015 agreement. Pursuant to the new agreement, the Company appointed Maxim as its exclusive financial and sole management underwriter in connection with a proposed public offering to raise up to $7 million. Maxim will be provided with an underwriting discount or spread of up to eight percent (8.0%) of the public offering price. Upon the Company’s receipt of bridge financing, the Company shall transfer to Maxim, an amount of $15,000 as an advance to be applied towards such underwriting discount.

H.	On May 8, 2016, Company’s previous CEO exercised 103,428 options granted under the 2015 Israeli Option plan (see note 12 below) into 103,428 ordinary shares of the Company for total exercise price of $273.

I.	On April 4, 2017, Company’s employee exercised 81,432 options granted under the 2015 Israeli Option plan (see note 12 below) into 81,432 ordinary shares of the Company for total exercise price of $226. The remaining non-vested options of 228,858 were forfeited upon termination in accordance with the original terms of the options.

J.	On August 15, 2018, a certain consultant converted 620,521 options to 620,521 ordinary share at an exercise price of NIS0.01.

K.	On November 18, 2018, the Company signed a share purchase agreement with an investor for $100,000 in exchange for 800,000 ordinary shares of NIS 0.01 par value and 600,000 warrants for 3 years in exercise price of the lowest of $0.125 or the lowest price during the 5 trading days before the exercise notice.

Warrants and restricted stock:

A.	On October 18, 2016, the Company entered into a Consulting agreement with a consultant (the “Consultant”), pursuant to which the Consultant undertook to provide strategic cooperation and technology consulting for a period of two years from the date of the agreement. Unless terminated, the agreement will be automatically renewed for consecutive one-year periods. Based on the agreement, the Company issued the Consultant 620,521 warrants to purchase ordinary shares of the Company at an exercise price of NIS 0.01 (approximately $0.0026) per share. The warrants expire 18 months following the commencement date. Out of the warrants, 232,696 warrants were immediately vested and the remaining are vested in 15 parts of 25,855 warrants starting October 31, 2016. The Company evaluated the fair value of the warrants using the Black-Scholes option pricing model assuming a 1% risk free interest rate, 0% dividend yield, and 67% volatility, and estimated the fair value of such warrants to be $91,490. As a result, the Company recognized compensation expenses in 2017 and 2016 in the amount of $41,360 and $45,746, respectively included in research and development expenses.

B.	On June 20, 2016, the Company entered into a Consulting Service Agreement with PCG Advisory Group (“PCG”), pursuant to which PCG undertook to provide the Company with markets advisory, investor relations and media strategies for a period of 7 months commencing the date of the agreement. As consideration for the above services the Company agreed to pay PCG a monthly cash compensation in the amount of $2,500. In addition, the Company undertook to issue to PCG 50,000 ordinary shares for each calendar month. As of December 31, 2016, the Company recorded a related stock-based compensation expense of $48,750 based on the fair value of the 325,000 shares (and a price per share of $0.15). During 2017, the Company recorded related stock-based compensation expense of $3,750 based on the fair value of the 25,000 shares (and a price per share of $0.15).

C.	During May 2018, the Company offered to the holders of the warrants to exercise their warrants in exchange for extending their expiration date for an additional 3 years. As a result of such offer, during May 2018, certain holders exercised 722,500 warrants into the same number of Ordinary Shares for a cash consideration of $361,250. (See Note 9). The total costs paid regarding this transaction were approximately $36,000.